UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
                 ----------------------------------------------

                   Investment Grade Municipal Income Fund Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              INVESTMENT GRADE MUNICIPAL
              INCOME FUND INC.
              ANNUAL REPORT
              SEPTEMBER 30, 2006

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

November 15, 2006

DEAR SHAREHOLDER,
We are pleased to present you with the annual report for Investment Grade Municipal Income Fund Inc. ("the Fund") for the fiscal year ended
September 30, 2006.

PERFORMANCE
Over the one-year period, the Fund returned 5.87% on a net asset value basis and 13.05% on a market price basis. Over the same period, the Fund's peer group, the Lipper General Municipal Debt Funds (Leveraged) category, posted median net asset value and market price returns of 6.00% and 8.56%, respectively. Finally, the Fund's benchmark, the Lehman Brothers Municipal Bond Index (the "Index"), returned 4.45%. (For more performance information, please refer to "Performance at a glance" on page 6.)

--------------------------------------------------------------------------------
  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

  INVESTMENT GOAL:
  High level of current income exempt from federal income tax, consistent with preservation of capital.

  PORTFOLIO MANAGER:
  Kevin McIntyre
  UBS Global Asset Management(Americas) Inc.

  COMMENCEMENT:
  November 6, 1992

  NYSE SYMBOL:
  PPM

  DIVIDEND PAYMENTS:
  Monthly
--------------------------------------------------------------------------------

The Fund continued to use leverage during the period, which helped performance on an absolute basis. As of September 30, 2006, leverage accounted for approximately 41% of the Fund's total assets. While short-term rates rose over the period and increased the Fund's borrowing costs, the leverage still had a positive effect on the Fund's income during the fiscal year, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside.

AN INTERVIEW WITH PORTFOLIO MANAGER KEVIN MCINTYRE
Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?
A. Economic data were generally positive during the fiscal year, despite the fact that economic growth appears to be slowing from an above-average rate back to historical norms. Although the housing market continued to cool, a sharp decline in energy prices during the final two months of the reporting period helped to offset that trend. Other economic

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

   indicators were mixed; advance GDP data for the third quarter came in below expectations, while unemployment remained low and consumer confidence high.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?
A. After raising short-term interest rates at 17 consecutive meetings dating back to 2004, the Fed paused in June and has left rates unchanged at 5.25% in its past three sessions, including its October meeting after the Fund's reporting period ended. Future rate hikes remain a possibility, according to Fed releases, as "some inflation risks remain." The extent and timing of any future firming, or monetary easing for that matter, will likely be dependent on emerging economic data.

Q. HOW DID THE MUNICIPAL BOND MARKET PERFORM IN THIS ENVIRONMENT?
A. The municipal bond market on the whole outperformed Treasuries throughout the reporting period. Treasury yields rose throughout most of the period, resulting in corresponding price declines, while municipal securities with maturities of 10 years and longer actually rallied during this same period. The difference in performance versus Treasuries was greatest when comparing securities with maturities of around 30 years.

Q. IN GENERAL TERMS, HOW DID YOU POSITION THE PORTFOLIO?
A. Over the course of the reporting period, we extended duration to a more neutral position relative to our Fund's Lipper peer group. (Duration is a measure of a fund's sensitivity to interest rate changes and is related to the maturity of the bonds comprising the portfolio.) We are also slightly longer in duration than the Index, and we significantly increased the Fund's position in the 30-year area of the curve. This clearly benefited the portfolio on an absolute basis, as the longer end of the curve outperformed every other area on the yield curve.

   Additionally, some changes to the Fund's investment strategies benefited performance. The Fund has increased its exposure to lower-quality securities and securities subject to the alternative minimum tax (AMT). These changes were implemented to bring the Fund's investment style more in line with that of its peers, with the goal of making it more competitive. During the course of the period, we used these to our advantage. We diversified away from higher grade securities to increase the Fund's position in relatively lower-rated securities. We likewise increased the Fund's position in AMT securities, to benefit from the higher yields associated with these types of bonds.

--------------------------------------------------------------------------------
2

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Q. FROM A SECTOR STANDPOINT, WHAT WERE IMPORTANT POSITIONS FOR THE FUND?
A. We strive to maintain a well-diversified portfolio regardless of market conditions. As a result, the Fund holds bonds in a number of different sectors. Over the past year, we have focused our research on uncovering new opportunities in the water, airport and hospital sectors. This research indicates that the water sector tends to have stronger revenue and earnings stability than some other sectors of the municipal market, even in changing economic climates. While we slightly reduced the Fund's position in water related bonds during the period in order to diversify into other areas, we continued to view the sector positively, and it represented the Fund's largest sector position at period end.

   Meanwhile, the airport sector continued to rebound. A significant portion of airport sector bonds are subject to AMT, and tend to offer higher yields. During the period, we purchased NYC IDA revenue bonds for the Terminal One Group Association. They are subject to AMT and have performed well over this period, helping us diversify the credit quality of the portfolio.

   While our long-term outlook for the healthcare sector as a whole remains negative, we see positive trends developing for certain healthcare providers with stable or improving finances and strong market share. With that in mind, we have selectively added to our holdings in this sector, which has benefited performance.

   Although the tobacco sector posted very strong gains, we continued to avoid it, which detracted from performance during the period. We do not believe the potential rewards in the tobacco sector are commensurate with the risks our analysis indicates these bonds entail.

Q. WERE THERE ANY STATES OR REGIONS THAT WERE AN AREA OF FOCUS FOR THE FUND?
A. From a regional standpoint, we continued to focus on states that exhibited improved fiscal health and offered what we viewed as attractively valued municipal bonds. Issues that we believe met that definition included long-term California bonds and New York securities. While we opportunistically reduced these positions where we were able to benefit performance, they remained our largest single state exposures at period end. Additionally, we have increased our exposure to New Jersey bonds, primarily with the purchase of New Jersey Transportation Trust Fund Bonds, one of our best-performing bonds over the period.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MUNICIPAL FIXED INCOME MARKET?
A. We are generally more upbeat on the prospects for the economy than some market prognosticators. Throughout 2006, corporate earnings have appeared quite healthy, while employment and wage data have appeared strong. Inflation, high energy prices and the prospect of a bursting housing bubble represent the major hurdles facing the economy and the markets, and we find it unlikely that any of the three represents enough of a threat to derail what has been a period of solid, if not exceptional, economic growth. With respect to the municipal bond market, we believe there continue to be pockets of attractive valuations along the yield curve and within certain sectors. Our in-house research should help position the Fund well in hopes of taking advantage of those investment opportunities we identify in the months and quarters that follow.

--------------------------------------------------------------------------------
4

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding your fund, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Kai R. Sotorp

Kai R. Sotorp
President
Investment Grade Municipal Income Fund Inc.
Head of the Americas
UBS Global Asset Management (Americas) Inc.

/s/ Kevin McIntyre

Kevin McIntyre
Portfolio Management Team
Investment Grade Municipal Income Fund Inc.
Director
UBS Global Asset Management (Americas) Inc.

/s/ Elbridge T. Gerry III

Elbridge T. Gerry III
Portfolio Management Team
Investment Grade Municipal Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2006. The views and opinions in the letter were current as of November 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 09/30/06

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.                1 YEAR           5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------
Net asset value returns                                     5.87%           6.19%           6.08%
----------------------------------------------------------------------------------------------------
Market price returns                                       13.05%           5.86%           7.56%
====================================================================================================

LIPPER GENERAL MUNICIPAL DEBT FUNDS (LEVERAGED) MEDIAN
----------------------------------------------------------------------------------------------------
Net asset value returns                                     6.00%           6.83%           6.64%
----------------------------------------------------------------------------------------------------
Market price returns                                        8.56%           7.79%           7.11%
====================================================================================================

LEHMAN BROTHERS MUNICIPAL BOND INDEX                        4.45%           5.17%           5.90%
====================================================================================================

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NAV RETURN ASSUMES, FOR ILLUSTRATION ONLY, THAT DIVIDENDS WERE REINVESTED AT THE NET ASSET VALUE ON THE PAYABLE DATES. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER COULD PAY ON FUND DISTRIBUTIONS.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 09/30/06
----------------------------------------------------------------------------------------------------
Market price                                                                              $13.95
----------------------------------------------------------------------------------------------------
Net asset value (per share applicable to common shareholders)                             $15.39
----------------------------------------------------------------------------------------------------
Net investment income dividends paid to common shareholders during
the twelve months ended 09/30/06                                                          $0.732
----------------------------------------------------------------------------------------------------
September 2006 dividend                                                                   $0.063
----------------------------------------------------------------------------------------------------
Market yield*                                                                              5.42%
----------------------------------------------------------------------------------------------------
NAV yield*                                                                                 4.91%
====================================================================================================

* Market yield is calculated by multiplying the September dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the September dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
6

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                           09/30/06              03/31/06             09/30/05
-----------------------------------------------------------------------------------------------
Net assets applicable to common
shareholders (mm)                         $159.4                $155.8               $162.2
-----------------------------------------------------------------------------------------------
Weighted average maturity                   15.0 yrs              15.9 yrs             14.5 yrs
-----------------------------------------------------------------------------------------------
Weighted average duration                    5.1 yrs               5.5 yrs              4.1 yrs
-----------------------------------------------------------------------------------------------
Weighted average coupon                      5.2%                  5.2%                 5.2%
-----------------------------------------------------------------------------------------------
Leverage**                                  40.8%                 41.3%                40.4%
-----------------------------------------------------------------------------------------------
Securities subject to alternative
minimum tax (AMT)*                           9.5%                  8.4%                 -
-----------------------------------------------------------------------------------------------
Callable/maturing within five years*         8.2%                  9.9%                 9.1%
-----------------------------------------------------------------------------------------------
Callable/maturing beyond five years*        91.8%                 90.1%                90.9%
===============================================================================================

PORTFOLIO COMPOSITION***                    09/30/06            03/31/06             09/30/05
-----------------------------------------------------------------------------------------------
Long-term municipal bonds                    97.6%               93.6%                94.8%
-----------------------------------------------------------------------------------------------
Short-term municipal notes                    1.1                 5.1                  2.4
-----------------------------------------------------------------------------------------------
Futures                                      (0.1)                0.0+                 0.5
-----------------------------------------------------------------------------------------------
Other assets less liabilities                 1.4                 1.3                  2.3
-----------------------------------------------------------------------------------------------
Total                                       100.0%              100.0%               100.0%
===============================================================================================

CREDIT QUALITY*                             09/30/06            03/31/06             09/30/05
-----------------------------------------------------------------------------------------------
AAA                                          41.3%               55.3%                54.1%
-----------------------------------------------------------------------------------------------
AA                                           24.4                 8.5                 14.3
-----------------------------------------------------------------------------------------------
A                                            15.0                 9.9                  9.2
-----------------------------------------------------------------------------------------------
BBB                                           9.8                10.6                  8.5
-----------------------------------------------------------------------------------------------
BB                                            -                   -                    0.8
-----------------------------------------------------------------------------------------------
A-1                                           1.1                 5.2                  2.5
-----------------------------------------------------------------------------------------------
Nonrated                                      8.4                10.5                 10.6
-----------------------------------------------------------------------------------------------
Total                                       100.0%              100.0%               100.0%
===============================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**  As a percentage of total assets as of the dates indicated.

*** As a percentage of net assets applicable to common and preferred shareholders as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's Rating Group, an independent rating agency.

+ Represents less than 0.05% of net assets applicable to common and preferred shareholders as of the date indicated.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

TOP FIVE STATES*          09/30/06                      03/31/06                    09/30/05
--------------------------------------------------------------------------------------------
California                23.2%      California         19.4%      California       26.9%
--------------------------------------------------------------------------------------------
New York                  13.7       New York           16.8       Texas            18.5
--------------------------------------------------------------------------------------------
New Jersey                 9.8       Texas              12.0       New York          9.7
--------------------------------------------------------------------------------------------
North Carolina             7.4       North Carolina      7.4       North Carolina    7.4
--------------------------------------------------------------------------------------------
Texas                      7.1       Pennsylvania        6.0       Pennsylvania      6.0
--------------------------------------------------------------------------------------------
Total                     61.2%                         61.6%                       68.5%
============================================================================================

TOP FIVE SECTORS*         09/30/06                      03/31/06                    09/30/05
--------------------------------------------------------------------------------------------
Water                     14.7%      Water              21.8%      Power            22.5%
--------------------------------------------------------------------------------------------
University                13.6       University         14.2       Water            21.3
--------------------------------------------------------------------------------------------
Hospital                  11.9       Power              12.2       University        7.3
--------------------------------------------------------------------------------------------
Transportation             9.4       Hospital            9.6       Hospital          6.1
--------------------------------------------------------------------------------------------
Lease                      9.3       Airport             8.5       Lease             5.5
--------------------------------------------------------------------------------------------
Total                     58.9%                         66.3%                       62.7%
============================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--164.92%
-----------------------------------------------------------------------------------------------------

ALASKA--1.99%
 $1,000   Alaska International
          Airports Revenues
          Refunding-Series A
          (MBIA Insured)++               Aaa           AAA           10/01/19    5.000%    $1,061,450
-----------------------------------------------------------------------------------------------------
  1,000   Alaska International
          Airports Revenues
          Refunding-Series A
          (MBIA Insured)++               Aaa           AAA           10/01/20    5.000      1,058,100
-----------------------------------------------------------------------------------------------------
  1,000   Alaska International
          Airports Revenues
          Refunding-Series A
          (MBIA Insured)++               Aaa           AAA           10/01/21    5.000      1,054,770
-----------------------------------------------------------------------------------------------------
                                                                                            3,174,320
=====================================================================================================

ARIZONA--1.61%
  2,380   Arizona State Transportation
          Board Highway
          Revenue-Series B               Aa1           AAA           07/01/18    5.250      2,561,856
=====================================================================================================

ARKANSAS--0.99%
  1,525   Little Rock Capital
          Improvement Revenue
          Parks & Recreation
          Projects-Series A              NR            NR            01/01/18    5.700      1,571,802
=====================================================================================================

CALIFORNIA--38.73%
  5,000   California Educational
          Facilities Authority Revenue
          Refunding-Pepperdine
          University-Series A
          (FGIC Insured)                 Aaa           AAA           09/01/33    5.000      5,199,650
-----------------------------------------------------------------------------------------------------
  5,000   California Health Facilities
          Financing Authority
          Revenue-Kaiser
          Permanente-Series A            NR            A[PLUS]       04/01/39    5.250      5,286,250
-----------------------------------------------------------------------------------------------------
  5,000   California State
          Refunding                      A1            A[PLUS]       05/01/27    5.000      5,256,300
-----------------------------------------------------------------------------------------------------
  3,000   California State
          Refunding-Series 2             A1            A[PLUS]       09/01/27    5.000      3,165,930
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

CALIFORNIA--(CONTINUED)
 $3,000   California Statewide
          Communities Development
          Authority Apartment
          Development Revenue
          Refunding-Irvine Apartment
          Communities-Series A-3
          (Mandatory Put
          05/17/10 @ 100)                Baa2          BBB[PLUS]     05/15/25    5.100%+   $3,082,230
-----------------------------------------------------------------------------------------------------
  1,750   California Statewide
          Communities Development
          Authority Revenue-Kaiser
          Permanente-Series H
          (Mandatory Put
          05/01/08 @ 100)                NR            A[PLUS]       04/01/34    2.625+     1,713,408
-----------------------------------------------------------------------------------------------------
  2,150   Fontana Redevelopment
          Agency Tax Allocation
          Refunding-Jurupa
          Hills Redevelopment
          Project A                      NR            A-            10/01/17    5.500      2,248,986
-----------------------------------------------------------------------------------------------------
  2,905   Inglewood Unified
          School District 1998
          Election-Series C
          (FSA Insured)                  Aaa           AAA           10/01/28    5.000      3,050,163
-----------------------------------------------------------------------------------------------------
  2,390   Los Angeles County
          Sanitation Districts
          Financing Authority
          Revenue Capital
          Projects-District
          No. 14-Subseries B
          (FGIC Insured)                 NR            AAA           10/01/28    5.000      2,537,654
-----------------------------------------------------------------------------------------------------
  6,250   Los Angeles Wastewater
          System Revenue
          Refunding-Series A
          (FSA Insured)                  Aaa           AAA           06/01/32    5.000      6,528,000
-----------------------------------------------------------------------------------------------------
  5,000   Los Angeles Water &
          Power Revenue Power
          System-Series A, Subseries
          A-2 (MBIA Insured)             Aaa           AAA           07/01/27    5.000      5,244,850
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

CALIFORNIA--(CONCLUDED)
$10,000   Sacramento County
          Sanitation District
          Financing Authority
          Revenue Refunding
          (AMBAC Insured)                Aaa           AAA           12/01/27    5.000%   $10,352,800
-----------------------------------------------------------------------------------------------------
  2,600   San Diego County
          Regional Airport
          Authority Airport
          Revenue Refunding
          (AMBAC Insured)++              Aaa           AAA           07/01/16    5.250      2,845,934
-----------------------------------------------------------------------------------------------------
  5,000   University of California
          Revenues-Series A
          (AMBAC Insured)#               Aaa           AAA           05/15/28    5.000      5,240,850
-----------------------------------------------------------------------------------------------------
                                                                                           61,753,005
=====================================================================================================

COLORADO--0.97%
  1,452   University of Colorado
          Participation Interests        NR            A[PLUS]       12/01/13    6.000      1,545,039
=====================================================================================================

FLORIDA--6.15%
  3,350   Florida State Board of
          Education Capital
          Outlay-Series E
          (FGIC Insured)                 Aaa           AAA           06/01/24    5.000      3,527,014
-----------------------------------------------------------------------------------------------------
  1,175   Gainesville Utilities
          System Revenue-Series A        Aa2           AA            10/01/20    5.250      1,282,700
-----------------------------------------------------------------------------------------------------
  2,000   Miami-Dade County
          Aviation Revenue
          Refunding-Miami
          International
          Airport-Series B
          (XLCA Insured)++               Aaa           AAA           10/01/13    5.000      2,125,540
-----------------------------------------------------------------------------------------------------
  2,700   Miami-Dade County
          Aviation Revenue
          Refunding-Miami
          International
          Airport-Series B
          (XLCA Insured)++               Aaa           AAA           10/01/18    5.000      2,864,727
-----------------------------------------------------------------------------------------------------
                                                                                            9,799,981
=====================================================================================================

                                                                              11
--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

ILLINOIS--4.87%
 $1,200   Illinois Educational
          Facilities Authority
          Revenues
          Refunding-Augustana
          College-Series A               Baa1          NR            10/01/22    5.625%    $1,270,356
-----------------------------------------------------------------------------------------------------
  6,000   Illinois Finance Authority
          Revenue-University of
          Chicago-Series A               Aa1           AA            07/01/34    5.000      6,250,020
-----------------------------------------------------------------------------------------------------
    250   Metropolitan Pier &
          Exposition Authority
          Dedicated State Tax
          Revenue                        A1            AAA           06/15/27    6.500        250,565
-----------------------------------------------------------------------------------------------------
                                                                                            7,770,941
=====================================================================================================

INDIANA--7.21%
  4,000   Indiana Health &
          Educational Facilities
          Financing Authority
          Hospital Revenue
          Refunding-Clarian
          Health Obligation
          Group-Series B                 A2            A[PLUS]       02/15/21    5.000      4,182,600
-----------------------------------------------------------------------------------------------------
  4,480   Indiana Health Facility
          Financing Authority
          Revenue Ascension
          Health Subordinated
          Credit-A                       Aa3           AA-           04/01/10    5.000      4,673,581
-----------------------------------------------------------------------------------------------------
  2,500   Indianapolis Airport
          Authority Revenue
          Refunding-Special
          Facilities-FedEx Corp.
          Project (Federal Express
          Co. Insured)++                 Baa2          BBB           01/15/17    5.100      2,636,675
-----------------------------------------------------------------------------------------------------
                                                                                           11,492,856
=====================================================================================================

--------------------------------------------------------------------------------
12

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS-(CONTINUED)
-----------------------------------------------------------------------------------------------------

MASSACHUSETTS--3.92%
 $6,000   Massachusetts Health &
          Educational Facilities
          Authority
          Revenue-Harvard
          University-Series DD           Aaa           AAA           07/15/35    5.000%    $6,243,120
=====================================================================================================

MICHIGAN--4.65%
  2,055   Michigan State Hospital
          Finance Authority
          Revenue Ascension
          Health Subordinated
          Credit-A                       Aa3           AA-           05/01/12    5.000      2,174,128
-----------------------------------------------------------------------------------------------------
  5,000   Michigan State Hospital
          Finance Authority
          Revenue
          Refunding-Trinity Health
          Credit-Series D                Aa3           AA-           08/15/25    5.000      5,244,500
-----------------------------------------------------------------------------------------------------
                                                                                            7,418,628
=====================================================================================================

MINNESOTA--0.99%
  1,500   Shakopee Health Care
          Facilities Revenue-Saint
          Francis Regional
          Medical Center                 NR            BBB           09/01/17    5.000      1,572,585
=====================================================================================================

NEW JERSEY--16.26%
 10,000   New Jersey State
          Educational Facilities
          Authority
          Revenue-Princeton
          University-Series D            Aaa           AAA           07/01/29    5.000     10,612,600
-----------------------------------------------------------------------------------------------------
 10,000   New Jersey Transportation
          Trust Fund Authority
          Transportation
          System-Series A                A1            AA-           12/15/20    5.250     11,263,200
-----------------------------------------------------------------------------------------------------
  3,500   New Jersey Transportation
          Trust Fund Authority
          Transportation
          System-Series A                A1            AA-           12/15/21    5.500      4,045,965
-----------------------------------------------------------------------------------------------------
                                                                                           25,921,765
=====================================================================================================

                                                                              13
--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

NEW YORK--22.83%
 $1,765   Metropolitan Transportation
          Authority New York
          Dedicated Tax
          Fund-Series A
          (FSA Insured)                  Aaa           AAA           11/15/24    5.250%    $1,905,653
-----------------------------------------------------------------------------------------------------
  7,390   Metropolitan Transportation
          Authority Revenue
          Transportation-Series A        A2            A             11/15/25    5.000      7,854,461
-----------------------------------------------------------------------------------------------------
  2,500   New York City General
          Obligation-Series G            A1            AA-           08/01/13    5.000      2,683,425
-----------------------------------------------------------------------------------------------------
  4,815   New York City General
          Obligation-Series O            A1            AA-           06/01/24    5.000      5,067,258
-----------------------------------------------------------------------------------------------------
  2,000   New York City Industrial
          Development Agency
          Special Facilities Revenue-
          Terminal One Group
          Association Project ++        A3             BBB[PLUS]     01/01/15    5.500      2,173,860
-----------------------------------------------------------------------------------------------------
  2,750   New York City Industrial
          Development Agency
          Special Facilities
          Revenue-Terminal One
          Group Association
          Project ++                     A3            BBB[PLUS]     01/01/17    5.500+     2,995,218
-----------------------------------------------------------------------------------------------------
  3,250   New York City Industrial
          Development Agency
          Special Facilities
          Revenue-Terminal One
          Group Association
          Project ++                     A3            BBB[PLUS]     01/01/18    5.500+     3,529,467
-----------------------------------------------------------------------------------------------------
  3,140   Triborough Bridge &
          Tunnel Authority Revenues
          Refunding-Series B             Aa2           AA-           11/15/19    5.250      3,397,386
-----------------------------------------------------------------------------------------------------
  6,400   Triborough Bridge &
          Tunnel Authority
          Revenues-Subordinate
          Bonds                          Aa3           A[PLUS]       11/15/30    5.250      6,797,760
-----------------------------------------------------------------------------------------------------
                                                                                           36,404,488
=====================================================================================================

--------------------------------------------------------------------------------
14

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

NORTH CAROLINA--12.41%
 $5,000   North Carolina Eastern
          Municipal Power Agency
          Power System Revenue
          Refunding-Series A             Baa2          BBB           01/01/11    5.500%    $5,318,650
-----------------------------------------------------------------------------------------------------
  2,000   North Carolina Eastern
          Municipal Power Agency
          Power System Revenue
          Refunding-Series A             Baa2          BBB           01/01/12    5.500      2,149,620
-----------------------------------------------------------------------------------------------------
  3,065   North Carolina Eastern
          Municipal Power Agency
          Power System
          Revenue-Series A
          (Escrowed to Maturity)         Baa2          AAA           01/01/21    6.400      3,745,859
-----------------------------------------------------------------------------------------------------
  8,745   North Carolina
          State Public
          Improvement-Series A           Aa1           AAA           03/01/24    4.000      8,572,549
-----------------------------------------------------------------------------------------------------
                                                                                           19,786,678
=====================================================================================================

OHIO--6.82%
  2,185   Ohio State Higher
          Education-Series B             Aa1           AA[PLUS]      11/01/17    5.250      2,355,692
-----------------------------------------------------------------------------------------------------
  8,000   Ohio State Water
          Development Authority
          Water Pollution Control
          Revenue-Water Quality          Aaa           AAA           06/01/24    5.000      8,512,720
-----------------------------------------------------------------------------------------------------
                                                                                           10,868,412
=====================================================================================================

PENNSYLVANIA--9.91%
  7,125   Allegheny County
          Sanitation Authority
          Sewer Revenue
          Refunding-Series A
          (MBIA Insured)                 Aaa           AAA           12/01/24    5.000      7,588,267
-----------------------------------------------------------------------------------------------------
  5,000   Northumberland County
          Authority-Guaranteed
          Lease Revenue-Mountain
          View Manor Project             NR            NR            10/01/20    7.000      5,226,200
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------

PENNSYLVANIA--(CONCLUDED)
 $3,000   Susquehanna Area
          Regional Airport
          Authority Airport System
          Revenue-Subseries D            Baa2          NR            01/01/18    5.375%    $2,983,710
-----------------------------------------------------------------------------------------------------
                                                                                           15,798,177
=====================================================================================================

PUERTO RICO--2.00%
  3,000   Puerto Rico Housing
          Finance Authority-Capital
          Funding Program
          (HUD Insured)                  Aa3           AA            12/01/18    5.000      3,187,410
=====================================================================================================

RHODE ISLAND--1.05%
  1,600   Rhode Island Health &
          Educational Building
          Corp. Revenue
          Refunding-Hospital
          Financing-Lifespan
          Obligation-Series A            A3            A-            05/15/11    5.000      1,672,832
=====================================================================================================

SOUTH CAROLINA--9.02%
  7,570   Charleston Educational
          Excellence Financing
          Corp. Revenue-Charleston
          County School District
          Project                        A1            AA-           12/01/24    5.000      7,989,681
-----------------------------------------------------------------------------------------------------
  5,000   Greenville County School
          District Installment
          Purchase
          Refunding-Building Equity
          Sooner-Series AGC              Aa3           AA-           12/01/24    5.000      5,306,800
-----------------------------------------------------------------------------------------------------
  1,000   Greenville Waterworks
          Revenue                        Aa1           AAA           02/01/20    5.250      1,089,180
-----------------------------------------------------------------------------------------------------
                                                                                           14,385,661
=====================================================================================================

SOUTH DAKOTA--0.67%
  1,049   Standing Rock New
          Public Housing**               NR            NR            08/07/13    6.000      1,070,661
=====================================================================================================

--------------------------------------------------------------------------------
16

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
-----------------------------------------------------------------------------------------------------

TENNESSEE--1.61%
 $2,500   Memphis-Shelby County
          Airport Authority Special
          Facilities Revenue
          Refunding-Federal
          Express Corp.                  Baa2          BBB           09/01/09    5.000%    $2,568,225
=====================================================================================================

TEXAS--10.26%
  4,000   Coastal Bend Health
          Facilities Development
          Corp.-Incarnate Word
          Health System-Series A
          (Escrowed to Maturity)
          (AMBAC Insured)                Aaa           AAA           01/01/17    6.300      4,488,200
-----------------------------------------------------------------------------------------------------
  6,503   Harris County
          Texas Lease(++)                NR            NR            05/01/20    6.750      6,887,855
-----------------------------------------------------------------------------------------------------
  3,007   Houston Community
          College System
          Participation Interests(++)    NR            NR            06/15/25    7.875      3,389,688
-----------------------------------------------------------------------------------------------------
  1,485   Lower Colorado River
          Authority Transmission
          Contract Revenue-LCRA
          Transmission Services
          Corp. Project B
          (FSA Insured)                  Aaa           AAA           05/15/20    5.250      1,588,445
-----------------------------------------------------------------------------------------------------
                                                                                           16,354,188
=====================================================================================================
Total long-term municipal bonds (cost--$256,182,868)                                      262,922,630
=====================================================================================================

SHORT-TERM MUNICIPAL NOTES--1.84%
-----------------------------------------------------------------------------------------------------

INDIANA--0.27%
    435   Whiting Industrial
          Environmental Facilities
          Revenue-Amoco Oil Co.
          Project ++                     VMIG-1        A-1[PLUS]     10/02/06    3.830*       435,000
=====================================================================================================

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

PRINCIPAL                                MOODY'S       S&P
AMOUNT                                   RATING        RATING        MATURITY    INTEREST
(000)                                    (UNAUDITED)   (UNAUDITED)   DATE        RATE           VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)
-----------------------------------------------------------------------------------------------------

TEXAS--1.57%
 $2,500   West Side Calhoun
          County Naval District
          Environmental Facilities
          Revenue-BP Chemicals,
          Inc. Project ++                NR            A-1[PLUS]     10/02/06    3.830%*   $2,500,000
-----------------------------------------------------------------------------------------------------
Total short-term municipal notes (cost--$2,935,000)                                         2,935,000
=====================================================================================================
Total investments (cost--$259,117,868)--166.76%                                           265,857,630
-----------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--2.24%                                                3,572,014
-----------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares--(69.00)%                                  (110,000,000)
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders--100.00%                                    $159,429,644
=====================================================================================================

+ Floating rate security. The interest rate shown is the current rate as of September 30, 2006.
++ Security subject to Alternative Minimum Tax.
#  Partial amount pledged as collateral for futures transactions.
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of September 30, 2006.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.67% of net assets applicable to common shareholders as of September 30, 2006, is considered illiquid and restricted. (See table below for more information).

                                                    ACQUISITION                     MARKET
                                                    COST AS A                       VALUE AS A
                                                    PERCENTAGE                      PERCENTAGE
ILLIQUID AND            ACQUISITION  ACQUISITION    OF COMMON       MARKET          OF COMMON
RESTRICTED SECURITY     DATE         COST           NET ASSETS      VALUE           NET ASSETS
----------------------------------------------------------------------------------------------
Standing Rock New
Public Housing,
6.000%, 08/07/13        08/08/02     $1,048,742     0.66%           $1,070,661      0.67%
==============================================================================================

--------------------------------------------------------------------------------
18

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2006

(++) The securities detailed in the table below are considered illiquid and restricted and represent 6.45% of net assets applicable to common shareholders as of September 30, 2006.

                                                       ACQUISITION                MARKET
                                                       COST AS A                  VALUE AS A
ILLIQUID AND                                           PERCENTAGE                 PERCENTAGE
RESTRICTED                 ACQUISITION   ACQUISITION   OF COMMON    MARKET        OF COMMON
SECURITIES                 DATE          COST          NET ASSETS   VALUE         NET ASSETS
---------------------------------------------------------------------------------------------
Harris County
Texas Lease,
6.750%, 05/01/20           09/07/00      $6,503,253    4.08%         $6,887,855   4.32%
---------------------------------------------------------------------------------------------
Houston Community
College System
Participation Interests,
7.875%, 06/15/25           04/22/02       3,007,095    1.89           3,389,688   2.13
---------------------------------------------------------------------------------------------
                                         $9,510,348    5.97%        $10,277,543   6.45%
=============================================================================================

AMBAC   American Municipal Bond Assurance Corporation
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
HUD     Housing and Urban Development
MBIA    Municipal Bond Investors Assurance
NR      Not Rated
XLCA    XL Capital Assurance

FUTURES CONTRACTS

NUMBER OF                            IN              EXPIRATION         UNREALIZED
CONTRACTS   CONTRACTS TO DELIVER     EXCHANGE FOR    DATES              DEPRECIATION
------------------------------------------------------------------------------------
80          US Treasury Bond
            20 Year Futures          $8,845,222      December 2006      $147,278
------------------------------------------------------------------------------------
135         US Treasury Note
            10 Year Futures          14,463,126      December 2006       125,311
------------------------------------------------------------------------------------
                                                                        $272,589
====================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES--SEPTEMBER 30, 2006

ASSETS:
Investments in securities, at value (cost-$259,117,868)                $265,857,630
-----------------------------------------------------------------------------------
Cash                                                                         73,607
-----------------------------------------------------------------------------------
Receivable for interest                                                   3,791,044
-----------------------------------------------------------------------------------
Receivable for variation margin                                              12,656
-----------------------------------------------------------------------------------
Other assets                                                                  9,608
-----------------------------------------------------------------------------------
Total assets                                                            269,744,545
-----------------------------------------------------------------------------------

LIABILITIES:
Payable to investment advisor and administrator                             117,502
-----------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                          46,611
-----------------------------------------------------------------------------------
Accrued expenses and other liabilities                                      150,788
-----------------------------------------------------------------------------------
Total liabilities                                                           314,901
-----------------------------------------------------------------------------------
Auction preferred shares Series A, B and C-2,200 non-participating shares authorized, issued and outstanding; $0.001 par value per auction preferred share; $50,000 liquidation value per auction
preferred share                                                         110,000,000
-----------------------------------------------------------------------------------
Net assets applicable to common shareholders                           $159,429,644
-----------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock-$0.001 par value per common share; 199,997,800
shares authorized; 10,356,667 shares issued and outstanding            $153,239,012
-----------------------------------------------------------------------------------
Accumulated undistributed net investment income                              39,452
-----------------------------------------------------------------------------------
Accumulated net realized loss from investment activities and futures       (315,993)
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                    6,467,173
-----------------------------------------------------------------------------------
Net assets applicable to common shareholders                           $159,429,644
-----------------------------------------------------------------------------------
Net asset value per common share ($159,429,644 applicable to
10,356,667 common shares outstanding)                                        $15.39
===================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                 FOR THE
                                                                 YEAR ENDED
                                                                 SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $12,621,869
-----------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                        2,407,638
-----------------------------------------------------------------------------------
Auction preferred shares expenses                                    323,895
-----------------------------------------------------------------------------------
Custody and accounting fees                                          129,092
-----------------------------------------------------------------------------------
Professional fees                                                     87,713
-----------------------------------------------------------------------------------
Reports and notices to shareholders                                   74,930
-----------------------------------------------------------------------------------
Stock exchange listing fees                                           24,567
-----------------------------------------------------------------------------------
Transfer agency fees                                                  18,441
-----------------------------------------------------------------------------------
Directors' fees                                                       15,498
-----------------------------------------------------------------------------------
Insurance fees                                                        12,821
-----------------------------------------------------------------------------------
Other expenses                                                        11,197
-----------------------------------------------------------------------------------
                                                                   3,105,792
-----------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator           (610,956)
-----------------------------------------------------------------------------------
Net expenses                                                       2,494,836
-----------------------------------------------------------------------------------
Net investment income                                             10,127,033
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain (loss) from:
   Investments                                                       (53,891)
-----------------------------------------------------------------------------------
   Futures                                                         1,934,364
-----------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
-----------------------------------------------------------------------------------
   Investments                                                     2,578,992
-----------------------------------------------------------------------------------
   Futures                                                        (1,585,338)
-----------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities        2,874,127
-----------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION PREFERRED
SHAREHOLDERS FROM:
Net investment income                                             (2,745,725)
-----------------------------------------------------------------------------------
Net realized gain from investment activities                      (1,187,664)
-----------------------------------------------------------------------------------
Total dividends and distributions paid to auction
preferred shareholders                                            (3,933,389)
-----------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
resulting from operations                                         $9,067,771
===================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS

                                                                FOR THE YEARS ENDED SEPTEMBER 30,
                                                                ---------------------------------
                                                                2006                  2005
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $10,127,033            $9,882,683
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities and futures         1,880,473             3,290,230
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments and futures                                             993,654            (3,535,592)
-------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION
PREFERRED SHAREHOLDERS FROM:
Net investment income                                            (2,745,725)           (2,191,349)
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities                    (1,187,664)             (152,322)
-------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
preferred shareholders                                           (3,933,389)           (2,343,671)
-------------------------------------------------------------------------------------------------
Net increase in net assets applicable to common
shareholders resulting from operations                            9,067,771             7,293,650
-------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO COMMON
SHAREHOLDERS FROM:
Net investment income                                            (7,581,081)           (7,663,934)
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities                    (4,216,199)           (1,207,587)
-------------------------------------------------------------------------------------------------
Total dividends and distributions paid to
common shareholders                                             (11,797,280)           (8,871,521)
-------------------------------------------------------------------------------------------------
Net decrease in net assets applicable to
common shareholders                                              (2,729,509)           (1,577,871)
-------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                               162,159,153           163,737,024
-------------------------------------------------------------------------------------------------
End of year                                                     159,429,644           162,159,153
-------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     $39,452              $238,805
=================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnifications for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments

--------------------------------------------------------------------------------
24

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

being hedged, including temporary price distortion. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a rate level that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Fund's investment advisor and administrator from October 1, 2005 until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas").

The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Fund's Board of Directors approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Fund continue to provide investment advisory

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG. In accordance with the Advisory Contract, the Fund pays UBS Global AM--Americas an investment advisory and administration fee, which is accrued weekly and paid monthly, at an annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. For the period October 1, 2005 through July 31, 2006, UBS Global AM--Americas (and previously UBS Global AM--US) had agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee was 0.70% of average weekly net assets applicable to holders of common and auction preferred shares. Effective August 1, 2006, UBS Global AM--Americas agreed to further reduce the Fund's management fee so that the Fund's effective fee for the period August 1, 2006 through September 30, 2006 was 0.90% of the Fund's average weekly net assets applicable only to holders of common shares. This waiver will continue indefinitely unless the Board agrees to any change. At September 30, 2006, the Fund owed UBS Global AM--Americas $117,502 in investment advisory and administration fees, which is composed of $198,872 of investment advisory and administration fees less fees waived of $81,370. For the year ended September 30, 2006, UBS Global AM waived $610,956 of investment advisory and administration fees from the Fund.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended September 30, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $81,117,485. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas,

--------------------------------------------------------------------------------
26

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

UBS Global AM--Americas believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund's Auction Preferred Shares and receive compensation therefore. Amounts received by Morgan Stanley, if any, will vary depending upon that firm's participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

RESTRICTED SECURITIES
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's "Portfolio of Investments."

AUCTION PREFERRED SHARES
The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, and 600 shares of auction preferred shares Series C, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends and/or capital gain distributions, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates ranged from 2.405% to 4.000% and capital gain distribution rates ranged from 3.750% to 5.375% for the year ended September 30, 2006.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $140,787,537 and $137,822,999, respectively.

FEDERAL TAX STATUS
The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 were as follows:

DISTRIBUTIONS PAID FROM:                          2006               2005
--------------------------------------------------------------------------------
Tax-exempt income                                 $10,321,275         $9,850,254
--------------------------------------------------------------------------------
Ordinary income                                       765,631             24,785
--------------------------------------------------------------------------------
Net long-term capital gains                         4,643,763          1,340,153
--------------------------------------------------------------------------------
Total distributions paid                          $15,730,669        $11,215,192
================================================================================

At September 30, 2006, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income                                          $86,063
--------------------------------------------------------------------------------
Accumulated capital and other losses                                    (588,582)
--------------------------------------------------------------------------------
Unrealized appreciation of investments                                 6,739,762
--------------------------------------------------------------------------------
Total accumulated earnings                                            $6,237,243
================================================================================

--------------------------------------------------------------------------------
28

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation of investments at September 30, 2006 were as follows:

Tax cost of investments                                             $259,117,868
--------------------------------------------------------------------------------
Gross unrealized appreciation                                          6,938,309
--------------------------------------------------------------------------------
Gross unrealized depreciation                                           (198,547)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $6,739,762
================================================================================

In accordance with US Treasury regulations, the Fund has elected to defer realized capital losses of $588,582 arising after October 31, 2005. Such losses are treated for tax purposes as arising on October 1, 2006.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended September 30, 2006, the Fund's accumulated undistributed net investment income was increased by $420 and accumulated net realized loss from investment activities and futures was increased by $420. These differences are due to reclassification of dividends.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                                 FOR THE
                                                                                 YEAR ENDED
                                                                                 SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                                 $15.66
---------------------------------------------------------------------------------------------------
Net investment income                                                                0.98
---------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities                0.27
---------------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
Net investment income                                                               (0.27)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                       (0.11)
---------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders            (0.38)
---------------------------------------------------------------------------------------------------
Net increase from operations                                                         0.87
---------------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
Net investment income                                                               (0.73)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                       (0.41)
---------------------------------------------------------------------------------------------------
Total dividends and distributions paid to common shareholders                       (1.14)
---------------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                                             --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                       $15.39
---------------------------------------------------------------------------------------------------
MARKET VALUE, END OF YEAR                                                          $13.95
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                                          13.05%
---------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Total expenses, net of fee waivers by advisor                                        1.58%
---------------------------------------------------------------------------------------------------
Total expenses, before fee waivers by advisor                                        1.97%
---------------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends                      6.43%
---------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                        1.74%
---------------------------------------------------------------------------------------------------
Net investment income available to common shareholders                               4.69%
---------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of year (000's)                $159,430
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                                     54%
---------------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares, end of year                $122,468
===================================================================================================

(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

--------------------------------------------------------------------------------
30

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

              FOR THE YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------
   2005             2004             2003              2002
--------------------------------------------------------------
  $15.81           $16.31           $16.46            $16.15
--------------------------------------------------------------
    0.95             0.93             0.95              1.11
--------------------------------------------------------------
   (0.02)            0.14             0.13              0.29
--------------------------------------------------------------

   (0.21)           (0.08)           (0.07)            (0.12)
--------------------------------------------------------------
   (0.01)           (0.03)           (0.02)            (0.01)
--------------------------------------------------------------
   (0.22)           (0.11)           (0.09)            (0.13)
--------------------------------------------------------------
    0.71             0.96             0.99              1.27
--------------------------------------------------------------

   (0.74)           (0.93)           (0.96)            (0.93)
--------------------------------------------------------------
   (0.12)           (0.49)           (0.18)            (0.03)
--------------------------------------------------------------
   (0.86)           (1.42)           (1.14)            (0.96)
--------------------------------------------------------------
      --            (0.04)              --                --
--------------------------------------------------------------
  $15.66           $15.81           $16.31            $16.46
--------------------------------------------------------------
  $13.44           $14.25           $14.86            $15.60
--------------------------------------------------------------
    0.42%            5.57%            2.76%             7.96%
--------------------------------------------------------------

    1.66%            1.53%            1.45%             1.48%
--------------------------------------------------------------
    1.99%            1.86%            1.66%             1.67%
--------------------------------------------------------------
    6.04%            5.91%            5.89%             6.89%
--------------------------------------------------------------
    1.34%            0.53%            0.44%             0.73%
--------------------------------------------------------------
    4.70%            5.38%            5.45%             6.16%
--------------------------------------------------------------

$162,159         $163,737         $168,888          $170,454
--------------------------------------------------------------
      49%              45%              51%               21%
--------------------------------------------------------------
$123,709         $124,426         $155,555          $156,534
==============================================================

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Investment Grade Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Investment Grade Municipal Income Fund Inc. (the "Fund"), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investment Grade Municipal Income Fund Inc. at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
November 7, 2006

--------------------------------------------------------------------------------
32

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND
Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is available weekly in various publications. Effective as of April 1, 2006, the Fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc., an indirect wholly owned asset management subsidiary of UBS AG.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

PROXY VOTING POLICIES, PROCEDURES AND RECORD
You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

DIVIDEND REINVESTMENT PLAN
The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change

--------------------------------------------------------------------------------
34

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of Investment Grade Municipal Income Fund, Inc. (the "Fund") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors") as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Fund with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory and administrative arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM and its

--------------------------------------------------------------------------------
36

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

predecessor, UBS Global Asset Management (US) Inc., under the Investment Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel at UBS Global AM and had received information regarding the persons primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund's senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. The board also reviewed the Fund's brokerage policies and practices, the standards

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

applied in seeking best execution, policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

ADVISORY FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual management fee ("Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver arrangement in place for the Fund and considered the actual fee rate (after taking any waivers into account) (the "Actual Management Fee"). Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the Fund's advisory fees, the board also received information on UBS Global AM's standard institutional account fees for accounts of a similar investment type to the Fund. The board noted that, in general, these fees were lower than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered the total expenses for the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee, Actual Management Fee and total expenses were in the fifth quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper

--------------------------------------------------------------------------------
38

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). In light of the level of the Fund's fees and expenses, management proposed a revision in the management fee such that the management fee will be calculated only on the value of net assets attributable to the Fund's common shares, rather than of net assets attributable to both the Fund's common and preferred shares. Management noted that this change should result in an anticipated reduction in the Fund's Actual Management Fee to 0.90% of net assets applicable to common shares from its current level of 1.183%, which would be below the median of its Expense Group. Management also explained that it had negotiated a reduction in the Fund's custodian fees such that the custodian fee rate will be based only on assets attributable to common shares and not on assets attributable to both common and preferred shares. Combined, these modifications should result in an anticipated reduction in the Fund's total expenses to approximately 1.11% from its current level of 1.419%, which is below the median of its Expense Group.

Taking all of the above into consideration, including the proposed reductions in the advisory fee and custodian fees, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance, including in most cases with respect to its benchmark index.

The comparative Lipper information showed that the Fund's performance was in the fifth quintile for the one-, three-, five- and ten-year periods and since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

quintile representing that fifth of the funds in the Performance Universe with the lowest performance). In its review, the board noted the Fund's performance as compared to the average return for the Fund's Performance Universe and benchmark index, taking the volatility in returns for the Performance Universe and the index into account. In addition, the board noted that in the past the Fund has been managed with a more conservative view when compared to its Performance Universe. Management noted that, as had been approved by the Board, it had taken certain steps to increase the Fund's exposure to interest rates by increasing the average life of the investments that it holds by over two years. Management also noted that the Fund has increased its investment in lower quality issues and added approximately 8% exposure to AMT securities. Management explained that it believed that these initiatives were positive contributors to the Fund's performance and should make the Fund more competitive in the future as compared to its Performance Group. Based on its review, and management's explanation and changes to the investment strategies of the Fund, the board concluded that the Fund's investment performance was acceptable.

ADVISER PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

--------------------------------------------------------------------------------
40

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

In conducting its review, the board noted that the Fund's Contractual Management Fee did not contain any breakpoints. Further, the board noted that advisory agreements of closed-end funds usually do not contain breakpoints. Management informed the board that the Fund, as a closed-end investment company, was not expected to materially increase in size; thus, UBS Global AM would not benefit from economies of scale. The Board members considered whether economies of scale could be realized because UBS Global AM advises other similar funds, and, based on their experience, the board accepted UBS Global AM's explanation that significant economies of scale would not be realized because the nature of the market in which the Fund invests did not provide significant savings.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director's or officer's principal occupations during the last five years, the number of funds in the UBS Fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

INTERESTED DIRECTOR

                                               Term of
                               Position(s)     office+ and
                               held with       length of           Principal occupation(s)
Name, address, and age         Fund            time served         during past 5 years
----------------------------------------------------------------------------------------------------
Meyer Feldberg++; 64           Director        Since 1992          Professor Feldberg is Dean
Morgan Stanley                                                     Emeritus and Sanford Bernstein
1585 Broadway                                                      Professor of Leadership and
33rd Floor                                                         Ethics at Columbia Business
New York, NY 10036                                                 School, although on a two year
                                                                   leave of absence. He is also a
                                                                   senior advisor to Morgan Stanley
                                                                   (financial services) (since
                                                                   March 2005). Prior to July 2004,
                                                                   he was Dean and Professor of
                                                                   Management of the Graduate
                                                                   School of Business at Columbia
                                                                   University (since 1989).

--------------------------------------------------------------------------------
42

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of portfolios in fund complex
overseen by director                                   Other directorships held by director
----------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of         Professor Feldberg is also a director of
29 investment companies (consisting of 49              Primedia Inc. (publishing), Federated
portfolios) for which UBS Global AM or one             Department Stores, Inc. (operator of
of its affiliates serves as investment advisor,        department stores), Revlon, Inc. (cosmetics),
sub-advisor or manager.                                and SAPPI, Ltd. (producer of paper).

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS

                                               Term of
                               Position(s)     office+ and
                               held with       length of           Principal occupation(s)
Name, address, and age         Fund            time served         during past 5 years
----------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 71       Director and    Since 1995          Mr. Armstrong is chairman and
c/o Willkie Farr & Gallagher   Chairman of     (Director)          principal of R.Q.A. Enterprises
LLP                            the Board of    Since 2004          (management consulting firm)
787 Seventh Avenue             Directors       (Chairman           (since April 1991 and principal
New York, NY 10019-6099                        of the Board        occupation since March 1995).
                                               of Directors)

Alan S. Bernikow; 65           Director        Since 2006          Mr. Bernikow is a consultant on
207 Benedict Ave.                                                  non-management matters for the
Staten Island, NY 10314                                            firm of Deloitte & Touche
                                                                   (international accounting and
                                                                   consulting firm) (since June 2003).
                                                                   Previously, he was Deputy Chief
                                                                   Executive Officer at Deloitte &
                                                                   Touche.

Richard R. Burt; 59            Director        Since 1995          Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave., N.W.                                       Inc. (information and risk
Washington, D.C. 20004                                             management firm) and IEP
                                                                   Advisors (international
                                                                   investments and consulting firm).

Bernard H. Garil; 66           Director        Since 2006          Mr. Garil is retired (since 2001).
6754 Casa Grande Way                                               He was a Managing Director at
Delray Beach, FL 33446                                             PIMCO Advisory Services (from
                                                                   1999 to 2001) where he served
                                                                   as President of closed-end funds
                                                                   and Vice-President of the variable
                                                                   insurance product funds advised
                                                                   by OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
44

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of portfolios in fund complex
overseen by director                                   Other directorships held by director
----------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16           None
investment companies (consisting of 36
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Bernikow is a director or trustee of 16            Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 36                 (cosmetics) (and serves as the chair of its
portfolios) for which UBS Global AM or one of          audit committee), a director of Mack-Cali
its affiliates serves as investment advisor,           Realty Corporation (real estate investment
sub-advisor or manager.                                trust) (and serves as the chair of its audit
                                                       committee) and a director of the Casual Male
                                                       Retail Group, Inc. (menswear).

Mr. Burt is a director or trustee of 16                Mr. Burt is also a director of The Central
investment companies (consisting of 36                 European Fund, Inc., The Germany Fund,
portfolios) for which UBS Global AM or one of          Inc., The New Germany Fund, Inc., IGT, Inc.
its affiliates serves as investment advisor,           (provides technology to gaming and
sub-advisor or manager.                                wagering industry) and The Protective
                                                       Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16               Mr. Garil is also a director of OFI Trust
investment companies (consisting of 36                 Company (commercial trust company) and
portfolios) for which UBS Global AM or one of          a trustee for the Brooklyn College
its affiliates serves as investment advisor,           Foundation, Inc. (charitable foundation).
sub-advisor or manager.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS (CONCLUDED)

                                               Term of
                               Position(s)     office+ and
                               held with       length of           Principal occupation(s)
Name, address, and age         Fund            time served         during past 5 years
----------------------------------------------------------------------------------------------------
Heather R. Higgins; 47         Director        Since 2006          Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                         Director of The Randolph Foundation
New York, NY 10017                                                 (charitable foundation) (since 1991).
                                                                   Ms. Higgins also serves on the
                                                                   boards of several non-profit
                                                                   charitable groups, including the
                                                                   Independent Women's Forum
                                                                   (chairman), the Philanthropy
                                                                   Roundtable (vice chairman) and
                                                                   the Hoover Institution (executive
                                                                   committee).

--------------------------------------------------------------------------------
46

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of portfolios in fund complex
overseen by director                                   Other directorships held by director
----------------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16             None
investment companies (consisting of 36
portfolios) for which UBS Global AM or one of
its affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
--------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 41     Vice President      Since 2005            Mr. Allessie is a director and deputy
                         and Assistant                             general counsel at UBS Global Asset
                         Secretary                                 Management (US) Inc. and UBS Global
                                                                   Asset Management (Americas) Inc.
                                                                   (collectively, "UBS Global AM--Americas
                                                                   region") (since 2005). Prior to joining
                                                                   UBS Global AM--Americas region, he
                                                                   was senior vice president and general
                                                                   counsel of Kenmar Advisory Corp. (from
                                                                   2004 to 2005). Prior to that Mr. Allessie
                                                                   was general counsel and secretary of GAM
                                                                   USA Inc., GAM Investments, GAM
                                                                   Services, GAM Funds, Inc. and the GAM
                                                                   Avalon Funds (from 1999 to 2004).
                                                                   Mr. Allessie is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 92 portfolios)
                                                                   for which UBS Global AM--Americas region
                                                                   or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or manager.

Rose Ann Bubloski*; 38   Vice President      Since 2006            Ms. Bubloski is an associate director
                         and Assistant                             and a senior manager (since 2004) of the
                         Treasurer                                 US mutual fund treasury administration
                                                                   department of UBS Global AM--Americas
                                                                   region. Ms. Bubloski is vice president and
                                                                   assistant treasurer of 20 investment
                                                                   companies (consisting of 92 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

--------------------------------------------------------------------------------
48

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                 Term of               Principal occupation(s) during
                             Position(s)         office+ and           past 5 years; number of portfolios
Name, address,               held with           length of             in fund complex for which person
and age                      Fund                time served           serves as officer
------------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40          Vice President      Since 2000            Mr. Disbrow is a director (since 2001),
                             and Treasurer       (Vice President)      and head of the US mutual fund treasury
                                                 Since 2004            administration department (since
                                                 (Treasurer)           September 2006) of UBS Global AM--
                                                                       Americas region. Mr. Disbrow is a vice
                                                                       president and treasurer and/or principal
                                                                       accounting officer of 20 investment
                                                                       companies (consisting of 92 portfolios)
                                                                       for which UBS Global AM--Americas
                                                                       region or one of its affiliates serves
                                                                       as investment advisor, sub-advisor
                                                                       or manager.

Michael J. Flook*; 41        Vice President      Since 2006            Mr. Flook is an associate director and a
                             and Assistant                             senior manager of the US mutual fund
                             Treasurer                                 treasury administration department of
                                                                       UBS Global AM--Americas region (since
                                                                       2006). Prior to joining UBS Global AM--
                                                                       Americas region, he was a senior manager
                                                                       with The Reserve (asset management firm)
                                                                       from May 2005 to May 2006. Prior to
                                                                       that he was a senior manager with PFPC
                                                                       Worldwide since October 2000. Mr. Flook
                                                                       is a vice president and assistant treasurer
                                                                       of 20 investment companies (consisting of
                                                                       92 portfolios) for which UBS Global AM--
                                                                       Americas region or one of its affiliates
                                                                       serves as investment advisor, sub-advisor
                                                                       or manager.

Elbridge T. Gerry III*; 49   Vice President      Since 1996            Mr. Gerry is a managing director--
                                                                       municipal fixed income of UBS Global
                                                                       AM--Americas region (since 2001).
                                                                       Mr. Gerry is a vice president of six
                                                                       investment companies (consisting of
                                                                       10 portfolios) for which UBS Global
                                                                       AM--Americas region or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
--------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 48     Vice President      Since 2004            Mr. Kemper is general counsel of UBS
                         and Secretary                             Global AM--Americas region (since 2004).
                                                                   Mr. Kemper also is a managing director of
                                                                   UBS Global AM--Americas region (since
                                                                   2006). He was deputy general counsel of
                                                                   UBS Global Asset Management (Americas)
                                                                   Inc. ("UBS Global AM--Americas") from
                                                                   July 2001 to July 2004. He has been
                                                                   secretary of UBS Global AM--Americas
                                                                   since 1999 and assistant secretary of UBS
                                                                   Global Asset Management Trust Company
                                                                   since 1993. Mr. Kemper is secretary of
                                                                   UBS Global AM--Americas region (since
                                                                   2004). Mr. Kemper is vice president and
                                                                   secretary of 20 investment companies
                                                                   (consisting of 92 portfolios) for which
                                                                   UBS Global AM--Americas region or
                                                                   one of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 38  Vice President      Since 2004            Ms. Kilkeary is an associate director
                         and Assistant                             (since 2000) and a senior manager
                         Treasurer                                 (since 2004) of the US mutual fund
                                                                   treasury administration department of
                                                                   UBS Global AM--Americas region.
                                                                   Ms. Kilkeary is a vice president and
                                                                   assistant treasurer of 20 investment
                                                                   companies (consisting of 92 portfolios) for
                                                                   which UBS Global AM--Americas region
                                                                   or one of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
50

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
---------------------------------------------------------------------------------------------------------------
Tammie Lee*; 35          Vice President      Since 2005            Ms. Lee is a director and associate
                         and Assistant                             general counsel of UBS Global AM--
                         Secretary                                 Americas region (since 2005). Prior to
                                                                   joining UBS Global AM--Americas
                                                                   region, she was vice president and
                                                                   counsel at Deutsche Asset
                                                                   Management/Scudder Investments from
                                                                   2003 to 2005. Prior to that she was
                                                                   assistant vice president and counsel at
                                                                   Deutsche Asset Management/Scudder
                                                                   Investments from 2000 to 2003. Ms. Lee
                                                                   is a vice president and assistant secretary
                                                                   of 20 investment companies (consisting of
                                                                   92 portfolios) for which UBS Global
                                                                   AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Joseph McGill*; 44       Vice President      Since 2004            Mr. McGill is a managing director (since
                         and Chief                                 2006) and chief compliance officer
                         Compliance                                (since 2003) at UBS Global AM--
                         Officer                                   Americas region. Prior to joining UBS
                                                                   Global AM--Americas region, he was
                                                                   assistant general counsel at J.P. Morgan
                                                                   Investment Management (from 1999 to
                                                                   2003). Mr. McGill is a vice president and
                                                                   chief compliance officer of 20 investment
                                                                   companies (consisting of 92 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
---------------------------------------------------------------------------------------------------------------
Kevin McIntyre*; 40      Vice President      Since 2005            Mr. McIntyre is a director (since 2003) and
                                                                   portfolio manager (since 2005) of UBS
                                                                   Global AM--Americas region. He is also
                                                                   Head of Municipal Trading since 2002.
                                                                   Prior to that he was a trader and assistant
                                                                   portfolio manager with UBS Global AM--
                                                                   Americas region. Mr. McIntyre is a vice
                                                                   president of two investment companies
                                                                   (consisting of two portfolios) for which UBS
                                                                   Global AM--Americas region or one of its
                                                                   affiliates serves as investment advisor,
                                                                   sub-advisor or manager.

Eric Sanders*; 41        Vice President      Since 2005            Mr. Sanders is a director and associate
                         and Assistant                             general counsel of UBS Global AM--
                         Secretary                                 Americas region (since 2005). From 1996
                                                                   until June 2005, he held various positions
                                                                   at Fred Alger & Company, Incorporated,
                                                                   the most recent being assistant vice
                                                                   president and associate general counsel.
                                                                   Mr. Sanders is a vice president and
                                                                   assistant secretary of 20 investment
                                                                   companies (consisting of 92 portfolios)
                                                                   for which UBS Global AM--Americas
                                                                   region or one of its affiliates serves as
                                                                   investment advisor, sub-advisor or
                                                                   manager.

--------------------------------------------------------------------------------
52

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
---------------------------------------------------------------------------------------------------------------
Andrew Shoup*; 50        Vice                Since 2006            Mr. Shoup is a managing director and
                         President                                 senior member of the Global Treasury
                         and Chief                                 Administration department of UBS Global
                         Operating                                 AM--Americas region (since July 2006).
                         Officer                                   Prior to joining UBS Global AM--Americas
                                                                   region, he was Chief Administrative
                                                                   Officer for the Legg Mason Partner Funds
                                                                   (formerly Smith Barney, Salomon
                                                                   Brothers, and CitiFunds mutual funds)
                                                                   from November 2003 to July 2006. Prior
                                                                   to that, he held various positions with
                                                                   Citigroup Asset Management and related
                                                                   companies with their domestic and
                                                                   offshore mutual funds since 1993.
                                                                   Additionally, he has worked for another
                                                                   mutual fund complex as well as spending
                                                                   eleven years in public accounting.
                                                                   Mr. Shoup is a vice president of 20
                                                                   investment companies (consisting of
                                                                   92 portfolios) for which UBS Global AM--
                                                                   Americas region or one of its affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
---------------------------------------------------------------------------------------------------------------
Kai R. Sotorp**; 47      President           Since 2006            Mr. Sotorp is the Head of the Americas
                                                                   for UBS Global Asset Management (since
                                                                   2004); a member of the UBS Group
                                                                   Managing Board (since 2003) and a
                                                                   member of the UBS Global Asset
                                                                   Management Executive Committee (since
                                                                   2001). Prior to his current role, Mr. Sotorp
                                                                   was Head of UBS Global Asset
                                                                   Management--Asia Pacific (2002-2004),
                                                                   covering Australia, Japan, Hong Kong,
                                                                   Singapore and Taiwan; Head of UBS
                                                                   Global Asset Management (Japan) Ltd.
                                                                   (2001-2004) and Representative Director
                                                                   and President of UBS Global Asset
                                                                   Management (Japan) Ltd. (2000-2004).
                                                                   Mr. Sotorp is president of 20 investment
                                                                   companies (consisting of 92 portfolios)
                                                                   for which UBS Global Asset
                                                                   Management--Americas region or one
                                                                   of its affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
54

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                             Term of               Principal occupation(s) during
                         Position(s)         office+ and           past 5 years; number of portfolios
Name, address,           held with           length of             in fund complex for which person
and age                  Fund                time served           serves as officer
---------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 45     Vice President      Since 1995            Mr. Weller is an executive director and
                         and Assistant                             senior associate general counsel of UBS
                         Secretary                                 Global AM--Americas region (since 2005)
                                                                   and has been an attorney with affiliated
                                                                   entities since 1995. Mr. Weller is a vice
                                                                   president and assistant secretary of 20
                                                                   investment companies (consisting of 92
                                                                   portfolios) for which UBS Global AM--
                                                                   Americas region or one of its affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Each director holds office until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the directors and serve at the pleasure of the board.

++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NEW YORK STOCK EXCHANGE CERTIFICATIONS (UNAUDITED)

Investment Grade Municipal Income Fund Inc. (the "Fund") is listed on the New York Stock Exchange ("NYSE"). As a result, it is subject to certain corporate governance rules and related interpretations issued by the exchange. Pursuant to those requirements, the Fund must include information in this report regarding certain certifications. The Fund's president and treasurer have filed certifications with the SEC regarding the quality of the Fund's public disclosure. Those certifications were made pursuant to Section 302 of the Sarbanes-Oxley Act ("Section 302 Certifications"). The Section 302 Certifications were filed as exhibits to the Fund's annual report on Form N-CSR, which included a copy of this annual report along with other information about the Fund. After the Fund's 2006 annual meeting of shareholders, it filed a certification with the NYSE on February 28, 2006 stating that its president was unaware of any violation of the NYSE's Corporate Governance listing standards.

--------------------------------------------------------------------------------
56

DIRECTORS
Richard Q. Armstrong                        Meyer Feldberg
Chairman
                                            Bernard H. Garil
Alan S. Bernikow
                                            Heather R. Higgins
Richard R. Burt

PRINCIPAL OFFICERS
Kai R. Sotorp                               Elbridge T. Gerry III
President                                   Vice President

Mark F. Kemper                              Kevin McIntyre
Vice President and Secretary                Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

    (a) Audit Fees:
        -----------
        For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $38,500 and $28,600, respectively.

        Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

    (b) Audit-Related Fees:
        -------------------
        In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $8,773 and $7,712, respectively.

        Fees included in the audit-related category are those associated with
        (1) the reading and providing of comments on the 2006 and 2005 semiannual financial statements, (2) review of the consolidated 2005 and 2004 report on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract reviews and (3) auction preferred shares testing for the registrant's fiscal years ended 2006 and 2005.

        There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (c) Tax Fees:
        ---------
        In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $8,000 and $11,150, respectively.

        Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

        There were no tax fees required to be approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d) All Other Fees:
        ---------------
        In each of the fiscal years ended September 30, 2006 and September 30, 2005, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

        Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

        There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (e) (1) Audit Committee Pre-Approval Policies and Procedures:
            -----------------------------------------------------
            The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12, 2004-Revised as of February 3, 2006)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                The [audit]Committee shall:

                ...

                2. Pre-approve (a) all audit and permissible non-audit
                   services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                   ----------------

                       (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
                       (v) internal audit outsourcing services;
                       (vi) management functions or human resources;
                       (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                       Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund,
                       (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

    (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            Audit-Related Fees:
            -------------------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

            Tax Fees:
            ---------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

            All Other Fees:
            ---------------
            There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant.

            There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

    (f) According to E&Y, for the fiscal year ended September 30, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

    (g) For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate fees billed by E&Y of $24,773 and $72,362, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                               2006       2005
                                               ----       ----
Covered Services                             $16,773    $18,862
Non-Covered Services                           8,000     53,500

    (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

The registrant has a separately designated standing audit committee (the "Audit Committee") established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of the following board members: Mr. Armstrong, Mr. Bernikow, Mr. Burt, Mr. Garil and Ms. Higgins.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

CORPORATE GOVERNANCE PHILOSOPHY, VOTING GUIDELINES AND POLICY SUMMARY

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determines appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management;
(2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control;
(4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

 (a) (1) Name - Kevin McIntyre
         Title - Vice President
         Length of Service - Since 2005

         Business Experience Last 5 Years - Mr. McIntyre is a director (since
     2003) and portfolio manager (since 2005) of UBS Global Asset Management (Americas) Inc. and UBS Global Asset Management (US) Inc. (collectively, the "UBS Global AM - Americas Region"). He is also Head of Municipal Trading for UBS Global AM-Americas Region since 2002. Prior to that he was a trader and assistant portfolio manager with UBS Global AM - Americas Region. Mr. McIntyre is a vice president of two investment companies (consisting of two portfolios) for which UBS Global AM - Americas Region or one of its affiliates serves as investment advisor, sub-advisor or manager.

     Information is as of - November 29, 2006

 (a) (2) (i) Portfolio Manager

             Kevin McIntyre

 (a) (2) (ii) (A) Registered Management Investment Companies

              The portfolio manager is responsible for one additional Registered Management Investment Company having $519,622,141 in net assets as of September 30, 2006.

 (a) (2) (ii) (B) Other Pooled Investment Vehicles

              None

 (a) (2) (ii) (C) Other Accounts

              None

 (a) (2) (iii) Accounts with respect to which an advisory fee is based on the performance of the account.

              None

 (a) (2) (iv) Conflicts.

             The management of the registrant and other accounts by a portfolio manager could result in potential conflicts of interest if the registrant and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the registrant. The portfolio manager and his team manage the registrant and other accounts utilizing an approach that groups similar accounts by characteristics and objectives. The Advisor manages accounts according to their respective objectives, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
             If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the registrant may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.
             The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the registrant have adopted a Code of Ethics that governs such personal trading, but there is no assurance that the Code will adequately address all such conflicts.

 (a) (3) Compensation.

             The compensation received by portfolio managers at UBS Global
     AM - Americas Region, including Mr. McIntyre, includes a base salary and incentive compensation as detailed below. Overall compensation can be grouped into three categories: base salary, annual bonuses and UBS AG equity. Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Annual bonuses are correlated with performance and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years.

 (a) (4) Dollar Range of Securities of Registrant Beneficially Owned by Portfolio Manager.

             None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed November 24, 2004 (Accession Number: 0000950136-04-004154)(SEC File No. 811-07096).

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:     /s/ Kai R. Sotorp
        -----------------
        Kai R. Sotorp
        President

Date:   November 29, 2006
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Kai R. Sotorp
        -----------------
        Kai R. Sotorp
        President

Date:   November 29, 2006
        -----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   November 29, 2006
        -----------------